787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

September 29, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FDP Series, Inc.
FDP BlackRock MFS Research International Fund
FDP BlackRock Janus Growth Fund
FDP BlackRock Invesco Value Fund
Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 333-123779 and File No. 811-21744)

Ladies and Gentlemen:

On behalf of FDP Series, Inc. (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 30 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to FDP BlackRock MFS Research International Fund, FDP BlackRock Janus Growth Fund and FDP BlackRock Invesco Value Fund, each a series of the Registrant (each a “Fund,” collectively the “Funds”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to each Fund’s investment objective, investment process, investment strategies and investment risks, and reflect certain changes to each Fund’s portfolio management team, as noted in a Supplement to each Fund’s Prospectus filed on September 29, 2017. In addition, we note that each Fund will be renamed as follows:

Current Name	Proposed Name
FDP BlackRock MFS Research International Fund	FDP BlackRock International Fund
FDP BlackRock Janus Growth Fund	FDP BlackRock Capital Appreciation Fund
FDP BlackRock Invesco Value Fund	FDP BlackRock Equity Dividend Fund

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8172.

NEW YORK    WASHINGTON     PARIS    LONDON    MILAN    ROME    FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock, Inc.

Gladys Chang, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP